Document and Entity Information	May 03, 2021
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	May 03, 2021
Entity Registrant Name	Big Sky Growth Partners, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40313
Entity Tax Identification Number	86-2084915
Entity Address, Address Line One	1201 Western Avenue, Suite 406
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98101
City Area Code	406
Local Phone Number	351-0820
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001846804
Units, each consisting of one share of Class A common stock, and one-fourth of one redeemable Warrant to acquire one share of Class A common stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, and one-fourth of one redeemable Warrant to acquire one share of Class A common stock
Trading Symbol	BSKYU
Security Exchange Name	NASDAQ
Class A common stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	BSKY
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	BSKYW
Security Exchange Name	NASDAQ